Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Austria ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
FACC AG(a)	42,633	$577,248

Air Freight & Logistics — 2.5%
Oesterreichische Post AG	50,722	1,842,765

Banks — 28.5%
BAWAG Group AG(b)	79,884	3,211,401
Erste Group Bank AG	404,016	14,477,715
Raiffeisen Bank International AG	134,526	3,160,878

		20,849,994

Chemicals — 2.6%
Lenzing AG	19,650	1,913,116

Construction & Engineering — 0.6%
Porr AG(a)	24,413	451,142

Construction Materials — 4.4%
Wienerberger AG	116,903	3,209,542

Diversified Telecommunication Services — 2.7%
Telekom Austria AG	248,475	1,997,231

Electric Utilities — 8.2%
EVN AG	61,139	1,110,948
Verbund AG	94,346	4,907,943

		6,018,891

Electrical Equipment — 0.7%
Zumtobel Group AG(c)	63,361	504,403

Electronic Equipment, Instruments & Components — 1.8%
AT&S Austria Technologie & Systemtechnik AG	44,837	909,646
Kapsch TrafficCom AG	13,535	426,818

		1,336,464

Energy Equipment & Services — 1.4%
Schoeller-Bleckmann Oilfield Equipment AG	18,282	1,021,997

Food Products — 0.7%
Agrana Beteiligungs AG	26,487	535,028

Hotels, Restaurants & Leisure — 1.4%
DO & CO AG	11,509	1,035,490

Insurance — 4.8%
UNIQA Insurance Group AG	185,152	1,844,483
Vienna Insurance Group AG Wiener Versicherung Gruppe	58,831	1,628,164

		3,472,647

Security	Shares	Value

Machinery — 5.3%
ANDRITZ AG	71,332	$2,784,234
Palfinger AG	23,961	742,385
Semperit AG Holding(a)(c)	29,303	355,405

		3,882,024

Metals & Mining — 4.5%
voestalpine AG	123,306	3,269,771

Oil, Gas & Consumable Fuels — 15.5%
OMV AG	199,166	11,362,129

Real Estate Management & Development — 11.9%
CA Immobilien Anlagen AG	87,018	3,573,991
IMMOFINANZ AG	121,790	3,296,713
S IMMO AG	71,778	1,804,448

		8,675,152

Total Common Stocks — 98.3% (Cost: $82,861,890)		71,955,034

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	1,118,559	1,119,006
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(e)	26,000	26,000

		1,145,006

Total Short-Term Investments — 1.6% (Cost: $1,144,849)		1,145,006

Total Investments in Securities — 99.9% (Cost: $84,006,739)		73,100,040

Other Assets, Less Liabilities — 0.1%		81,661

Net Assets — 100.0%		$73,181,701

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Austria ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,211,200	(92,641)	1,118,559	$1,119,006	$15,778	(a)	$(35)	$(83)
BlackRock Cash Funds: Treasury, SL Agency Shares	24,000	2,000	26,000	26,000	128		—	—

				$1,145,006	$15,906		$(35)	$(83)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	29	12/20/19	$1,184	$63,090

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$71,955,034	$—	$—	$71,955,034
Money Market Funds	1,145,006	—	—	1,145,006

	$73,100,040	$—	$—	$73,100,040

Derivative financial instruments(a)
Assets
Futures Contracts	$63,090	$—	$—	$63,090

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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